Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Capitalized Costs of Oil and Natural Gas Properties and Related Depreciation, Depletion and Amortization) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Extractive Industries [Abstract]
Producing properties	$ 434,469,093	$ 441,141,337
Non-producing minerals	7,364,630	8,088,134
Non-producing leasehold	204,101	204,101
Exploratory wells in progress	5,917	1,762
Gross capitalized costs	442,043,741	449,435,334
Accumulated depreciation, depletion and amortization	(251,004,735)	(227,165,334)
Net capitalized costs	$ 191,039,006	$ 222,270,000